SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business and Principles of Consolidation

Description of Business and Principles of Consolidation: Wytec International, Inc., a Nevada corporation incorporated on November 7, 2011 (“Wytec”), designs, manufactures, and installs carrier-class Wi-Fi Solutions in the 70 and 80 gigahertz licensed frequency program to local government, Mobile Service Operations, National Telecommunications Operators, and corporate enterprises. The accompanying Consolidated Financial Statements include the accounts of Wytec and its subsidiaries, Wylink, Inc., Wytec, LLC, and Capaciti Networks, Inc. All significant intercompany transactions have been eliminated in consolidation.

Wylink Inc., a Texas corporation and wholly owned subsidiary, was until January 2016 engaged in the sale of Federal Communications Commission (“FCC”) registered links participating in the 70 and 80 gigahertz licensed frequency program (the “Program”). The Program allows qualified individuals to own a segment of the “backhaul” infrastructure of Wytec’s city-wide business deployment. Wylink Inc. has assigned all of its link related contract to Wytec and Wytec plans to wind up and dissolve Wylink Inc. in the near future. Wylink, Inc. was wound up and dissolved on or about September 22, 2020 and its assets and liabilities were assumed by Wytec.

Wytec, LLC, a Delaware limited liability company, formed September 7, 2012 and previously managed by General Patent Corporation (“GPC”), owns five expired patents focused on high-capacity millimeter wave technology. On September 20, 2016, General Patent Corporation, the then Managing Partner of Wytec, LLC, assigned its partial ownership in the patents to Wytec, thereby terminating its role as Managing Partner. Wytec, LLC was wound up and dissolved in April 2020 and its assets and liabilities were assumed by Wytec.

Capaciti Networks, Inc. (“Capaciti”), a Texas corporation, was engaged in the sale of wired and wireless services, including products, wireless data cards, back-office platform and rate plans to their commercial and enterprise clients. Capaciti is in the process of winding up and dissolving. Its assets and liabilities will be assumed by Wytec. Capaciti was wound up and dissolved on or about August 20, 2020 and its assets and liabilities were assumed by Wytec.

Collectively, Wytec and its subsidiaries, are referred to as “we,” “our,” “us,” or the “Company.”

Basis of Accounting

Basis of Accounting: The accompanying financial statements have been prepared by the Company’s management in accordance with U. S. generally accepted accounting principles (“GAAP”) and applied on a consistent basis.

Revenue and Cost Recognition

Revenue and Cost Recognition. Revenue is recognized by applying the following five steps: 1) identify the contract with a customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the performance obligations; and 5) recognize revenue when (or as) we satisfy a performance obligation.

The Company earns revenues from contracts with customers for (i) sales and installation of cellular enhancement equipment and (ii) support agreements. Revenue from the sale and installation of cellular enhancement equipment is recognized either when the installation is completed or as the Company installs the cellular enhancement equipment, depending on the complexity of the system, such as the degree of customization of the equipment being installed, and the agreement with the customer. The less complex systems installed by the Company where management believes the installed equipment has an alternative use, due to the standard nature of the equipment sourced from our vendors that can be used in other projects, revenue from such contacts is recognized for completed installations upon customer acceptance. This assessment, at contract inception, is a management judgment based on the combination of equipment ordered, the services performed and whether or not material effort, within the context of the contract, would be required to rework the equipment for another project, and the term and terms of the contract with the customer. For example, such contracts are usually completed within 30-45 days. In larger more complex projects where the Company is creating an asset for the customer with no alternative use and has an enforceable right to payment for performance prior to contract completion, we recognize revenue utilizing the percentage of completion method. This method measures completion based on management’s estimate of total costs to complete each contract because management considers total costs to be the best available measure of progress on the contract.

Support agreements entered into with customers are generally for a period of one year, during which the Company stands ready to provide service and support for installed systems at the customer site. Support agreement amounts are billed in advance to the customer, as agreed in the contract, and recorded as a contract liability. During the period, the Company provides unspecified firmware upgrades to installed client equipment as they are available. Management estimates that straight line recognition of revenue over the period of the support agreement contract is a faithful representation of the pattern of delivery on the Company’s obligation under these agreements.

Sales tax is recorded on a net basis and excluded from revenue.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers all bank deposits and short-term securities with an original purchase maturity of three months or less to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts: The allowance for doubtful accounts is evaluated on a regular basis through periodic reviews of the collectability of the receivables in light of historical experience, adverse situations that may affect our customers' ability to repay, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Accounts receivable are determined to be past due based on how recently payments have been received and those considered uncollectible are charged against the allowance account in the period they are deemed uncollectible. No allowance for trade accounts receivable was determined to be necessary at December 31, 2021 and December 31, 2020.

Construction in Process

Construction in Process: The cost of equipment and materials purchased, and contract labor incurred, for the construction of network, plant property and equipment, and the installation of registered links on behalf of customers are held in construction in process until construction is completed. No depreciation or amortization is applied to construction in process. Once construction is complete and network element is placed in service, the costs are either capitalized or expensed as cost of goods sold as appropriate.

Property and Equipment

Property and Equipment: Property and equipment are stated at cost. Depreciation is computed using the estimated useful lives of the related assets, generally ranging from five to ten years. Expenditures for repairs and maintenance are charged to costs and expensed as incurred, while expenditures for renewal and betterments are capitalized. Leasehold improvements are amortized over the remaining term of the lease. Upon retirement or replacement, the cost of capitalized assets and the related accumulated depreciation and amortization is eliminated with the resulting gain or loss recognized.

Operating Leases Right-of-use Assets and Operating Lease Obligations

Operating Leases Right-of-use Assets and Operating Lease Obligations: If we determine that an arrangement is or contains a lease, we recognize a right-of-use (“ROU”) asset and lease obligation at the commencement date of the lease. ROU assets represent our right to use an underlying asset for the lease term and lease obligations represent our lease payments arising from the lease. Operating lease ROU assets and obligations are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Impairment of Assets

Impairment of Assets: The Company reviews the carrying value of construction in process and property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects, as well as the effects of obsolescence, demand, competition, and other economic factors. Useful lives are periodically evaluated to determine whether events or circumstances have occurred which indicate the need to revise the useful lives.

During the course of a strategic review of its assets, the Company assessed the recoverability of the carrying value of certain fixed assets and construction in process, this resulted in impairment losses of $0 as of December 31, 2021 and 2020. These losses reflect the amounts by which the carrying values of these assets exceed their estimated fair values determined by their estimated future discounted cash flows.

Income Taxes

Income Taxes: The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement.

Stock Based Compensation: Stock-based compensation expense attributable to equity awards granted to employees and non-employees is measured at the grant date based on the fair value of the award. For employee awards, the expense is recognized on a straight-line basis over the requisite service period for awards that actually vest, which is generally the period from the grant date to the end of the vesting period. For non-employee awards, the expense for awards that actually vest is recognized based on when the goods or services are provided.

The fair value of the Company’s equity is approved by the Company’s Board of Directors as of the date stock-based awards are granted. In estimating the fair value of our stock, the Company uses a third-party valuation specialist and considers methodologies and factors it believes are material to the valuation process, including the prior transaction method and the discounted cash flow method of equity valuation. The Company believes the combination of these methodologies and factors provides an appropriate estimate of the expected fair value of the Company and reflects the best estimate of the fair value of the Company’s common stock at each grant date.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. The recorded values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their fair values based on their short-term nature.

The Company measures its financial assets and liabilities in accordance with the requirements of FASB ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1: inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2: inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3: inputs to the valuation methodology are unobservable and significant to the fair value

Concentrations of Credit Risk

Concentrations of Credit Risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments. The Company maintains cash deposits with financial institutions and limits the amount of credit exposure to any one financial institution. Deposits with financial institutions may on occasion exceed the federally insured limits. The Company periodically assesses the financial institutions and believes the risk of any loss is minimal.

Government Regulations

Government Regulations: The Company is subject to federal, state and local provisions regulating the discharge of materials into the environment. Management believes that its current practices and procedures for the control and disposition of such wastes comply with applicable federal, state and local requirements.

Income (loss) per share

Income (loss) per share: basic is calculated by dividing net income (loss) by the weighted average number of shares of stock outstanding during the year, including shares issuable without additional consideration. Diluted – assuming dilution is calculated by dividing net income by the weighted average number of shares outstanding during the year adjusted for the effect of dilutive potential shares from options and warrants calculated using the treasury stock method and the if-converted method for preferred stock. Potentially dilutive shares of common stock will be excluded from diluted net loss per common share because the impact of such inclusion would be anti-dilutive.

Use of Estimates

Use of Estimates: The preparation of the consolidated financial statements in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the expense for warrants issued for services (see Note H for further details on estimates used to calculate warrant expense).  Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

Effective January 1, 2021, the Company adopted ASU 2019-12 on a prospective basis. The new standard was issued in December 2019 with the intent of simplifying the accounting for income taxes. The accounting update removes certain exceptions to the general principles in ASC 740 Income Taxes and provides simplification by clarifying and amending existing guidance. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which updated various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. The Company adopted ASU 2020-10 on January 1, 2021 and its adoption did not have a material effect on the Company’s consolidated financial statements and related disclosures.